New And Revised Standards And Interpretations Issued But Not Yet Effective - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Non-cancellable operating lease commitments		$ 5,950
Accumulated deficit		(22,715)	$ (3,724)
Net income (loss)		$ (19,205)	$ 2,491
At cost or in accordance with IFRS 16 within fair value model [member]
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Right-of-use assets				$ 1,722
Current lease liabilities				303
Non-current lease liabilities				1,642
Accumulated deficit				$ 223
Net income (loss)	$ 98